Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ALLSPRING FUNDS TRUST
Entity Central Index Key	0001081400
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000206057
Shareholder Report [Line Items]
Fund Name	Alternative Risk Premia Fund
Class Name	Class R6
Trading Symbol	WRPRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Alternative Risk Premia Fund for the period from July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund consolidated costs for the past 6 months?

The table explains the consolidated costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	CONSOLIDATED COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$33	0.62%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.62%	[1]
AssetsNet	$ 110,198,517
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 192,399
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Consolidated Total net assets	$110,198,517
Consolidated # of portfolio holdings	70
Consolidated Portfolio turnover rate	0%
Consolidated Total advisory fees paid	$192,399

Holdings [Text Block]

CONSOLIDATED NET ASSET EXPOSURE (%)

Type	Long Position	Short Position
Bond futures	43	110
Commodity futures	22	26
Currency forwards	117	84
Equity index futures	20	1

Material Fund Change [Text Block]
C000206058
Shareholder Report [Line Items]
Fund Name	Alternative Risk Premia Fund
Class Name	Institutional Class
Trading Symbol	WRPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Alternative Risk Premia Fund for the period from July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund consolidated costs for the past 6 months?

The table explains the consolidated costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	CONSOLIDATED COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$38	0.72%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.72%	[2]
AssetsNet	$ 110,198,517
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 192,399
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Consolidated Total net assets	$110,198,517
Consolidated # of portfolio holdings	70
Consolidated Portfolio turnover rate	0%
Consolidated Total advisory fees paid	$192,399

Holdings [Text Block]

CONSOLIDATED NET ASSET EXPOSURE (%)

Type	Long Position	Short Position
Bond futures	43	110
Commodity futures	22	26
Currency forwards	117	84
Equity index futures	20	1

Material Fund Change [Text Block]
C000020269
Shareholder Report [Line Items]
Fund Name	California Limited-Term Tax-Free Fund
Class Name	Class A
Trading Symbol	SFCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about California Limited-Term Tax-Free Fund for the period from July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$41	0.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%	[3]
AssetsNet	$ 341,132,969
Holdings Count | Holding	280
Advisory Fees Paid, Amount	$ 597,393
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$341,132,969
# of portfolio holdings	280
Portfolio turnover rate	10%
Total advisory fees paid	$597,393

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	1.9
AA/Aa	42.9
A/A	26.8
BBB/Baa	20.2
BB/Ba	3.7
B/B	0.5
Not Rated	4.0
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Credit Ratings Selection [Text Block]	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

California Community Choice Financing Authority Clean Energy Project Series A, 4.00%, 10‑1‑2052	3.4
California State University Series B-2, 0.55%, 11‑1‑2049	2.5
California Community Choice Financing Authority Series B-2, 3.77%, 2‑1‑2052	1.9
California Community Choice Financing Authority Series C, 5.25%, 1‑1‑2054	1.9
California Community Choice Financing Authority Series A-1, 5.00%, 12‑1‑2053	1.8
FHLMC Multifamily VRD Certificates Series M-057, 2.40%, 10‑15‑2029	1.7
California Community Choice Financing Authority Series F, 5.50%, 10‑1‑2054	1.6
New York Transportation Development Corp. Delta Air Lines, Inc. AMT, 5.00%, 1‑1‑2029	1.5
Los Angeles Housing Authority Victory Boulevard Housing Partners LP Series A, 3.00%, 1‑1‑2046	1.5
California Infrastructure & Economic Development Bank Colburn School, 4.22%, 8‑1‑2072	1.5

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since July 1, 2025.
C000150654
Shareholder Report [Line Items]
Fund Name	California Limited-Term Tax-Free Fund
Class Name	Institutional Class
Trading Symbol	SFCNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about California Limited-Term Tax-Free Fund for the period from July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$26	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[4]
AssetsNet	$ 341,132,969
Holdings Count | Holding	280
Advisory Fees Paid, Amount	$ 597,393
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$341,132,969
# of portfolio holdings	280
Portfolio turnover rate	10%
Total advisory fees paid	$597,393

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	1.9
AA/Aa	42.9
A/A	26.8
BBB/Baa	20.2
BB/Ba	3.7
B/B	0.5
Not Rated	4.0
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Credit Ratings Selection [Text Block]	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

California Community Choice Financing Authority Clean Energy Project Series A, 4.00%, 10‑1‑2052	3.4
California State University Series B-2, 0.55%, 11‑1‑2049	2.5
California Community Choice Financing Authority Series B-2, 3.77%, 2‑1‑2052	1.9
California Community Choice Financing Authority Series C, 5.25%, 1‑1‑2054	1.9
California Community Choice Financing Authority Series A-1, 5.00%, 12‑1‑2053	1.8
FHLMC Multifamily VRD Certificates Series M-057, 2.40%, 10‑15‑2029	1.7
California Community Choice Financing Authority Series F, 5.50%, 10‑1‑2054	1.6
New York Transportation Development Corp. Delta Air Lines, Inc. AMT, 5.00%, 1‑1‑2029	1.5
Los Angeles Housing Authority Victory Boulevard Housing Partners LP Series A, 3.00%, 1‑1‑2046	1.5
California Infrastructure & Economic Development Bank Colburn School, 4.22%, 8‑1‑2072	1.5

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since July 1, 2025.
C000020272
Shareholder Report [Line Items]
Fund Name	California Tax-Free Fund
Class Name	Class A
Trading Symbol	SCTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about California Tax-Free Fund for the period from July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$38	0.74%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%	[5]
AssetsNet	$ 555,150,047
Holdings Count | Holding	228
Advisory Fees Paid, Amount	$ 979,673
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$555,150,047
# of portfolio holdings	228
Portfolio turnover rate	10%
Total advisory fees paid	$979,673

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	1.0
AA/Aa	30.0
A/A	33.2
BBB/Baa	21.1
BB/Ba	2.4
B/B	0.8
Not Rated	11.5
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Credit Ratings Selection [Text Block]	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

California HFFA Cedars-Sinai Medical Center Obligated Group Series B, 4.00%, 8‑15‑2039	1.9
State of California, 5.00%, 8‑1‑2046	1.8
Los Angeles Unified School District Series A, 4.00%, 7‑1‑2040	1.8
California Municipal Finance Authority Samuel Merritt University, 5.25%, 6‑1‑2053	1.8
Santa Ana Unified School District Series B CAB, 0.00%, 8‑1‑2038	1.7
California Infrastructure & Economic Development Bank Roseville Sustainable Energy Partner LLC Series A, 5.25%, 7‑1‑2054	1.6
Los Angeles Department of Water & Power System Revenue Series C, 5.00%, 7‑1‑2054	1.5
Hayward Unified School District COP, 5.25%, 8‑1‑2052	1.5
San Francisco City & County Airport Commission San Francisco International Airport Series A AMT, 5.00%, 5‑1‑2047	1.4
California Housing Finance Agency Class A Series 2, 4.00%, 3‑20‑2033	1.4

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since July 1, 2025.
C000020274
Shareholder Report [Line Items]
Fund Name	California Tax-Free Fund
Class Name	Class C
Trading Symbol	SCTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about California Tax-Free Fund for the period from July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$77	1.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.50%	[6]
AssetsNet	$ 555,150,047
Holdings Count | Holding	228
Advisory Fees Paid, Amount	$ 979,673
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$555,150,047
# of portfolio holdings	228
Portfolio turnover rate	10%
Total advisory fees paid	$979,673

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	1.0
AA/Aa	30.0
A/A	33.2
BBB/Baa	21.1
BB/Ba	2.4
B/B	0.8
Not Rated	11.5
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Credit Ratings Selection [Text Block]	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

California HFFA Cedars-Sinai Medical Center Obligated Group Series B, 4.00%, 8‑15‑2039	1.9
State of California, 5.00%, 8‑1‑2046	1.8
Los Angeles Unified School District Series A, 4.00%, 7‑1‑2040	1.8
California Municipal Finance Authority Samuel Merritt University, 5.25%, 6‑1‑2053	1.8
Santa Ana Unified School District Series B CAB, 0.00%, 8‑1‑2038	1.7
California Infrastructure & Economic Development Bank Roseville Sustainable Energy Partner LLC Series A, 5.25%, 7‑1‑2054	1.6
Los Angeles Department of Water & Power System Revenue Series C, 5.00%, 7‑1‑2054	1.5
Hayward Unified School District COP, 5.25%, 8‑1‑2052	1.5
San Francisco City & County Airport Commission San Francisco International Airport Series A AMT, 5.00%, 5‑1‑2047	1.4
California Housing Finance Agency Class A Series 2, 4.00%, 3‑20‑2033	1.4

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since July 1, 2025.
C000150655
Shareholder Report [Line Items]
Fund Name	California Tax-Free Fund
Class Name	Institutional Class
Trading Symbol	SGTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about California Tax-Free Fund for the period from July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$25	0.48%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%	[7]
AssetsNet	$ 555,150,047
Holdings Count | Holding	228
Advisory Fees Paid, Amount	$ 979,673
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$555,150,047
# of portfolio holdings	228
Portfolio turnover rate	10%
Total advisory fees paid	$979,673

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	1.0
AA/Aa	30.0
A/A	33.2
BBB/Baa	21.1
BB/Ba	2.4
B/B	0.8
Not Rated	11.5
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Credit Ratings Selection [Text Block]	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

California HFFA Cedars-Sinai Medical Center Obligated Group Series B, 4.00%, 8‑15‑2039	1.9
State of California, 5.00%, 8‑1‑2046	1.8
Los Angeles Unified School District Series A, 4.00%, 7‑1‑2040	1.8
California Municipal Finance Authority Samuel Merritt University, 5.25%, 6‑1‑2053	1.8
Santa Ana Unified School District Series B CAB, 0.00%, 8‑1‑2038	1.7
California Infrastructure & Economic Development Bank Roseville Sustainable Energy Partner LLC Series A, 5.25%, 7‑1‑2054	1.6
Los Angeles Department of Water & Power System Revenue Series C, 5.00%, 7‑1‑2054	1.5
Hayward Unified School District COP, 5.25%, 8‑1‑2052	1.5
San Francisco City & County Airport Commission San Francisco International Airport Series A AMT, 5.00%, 5‑1‑2047	1.4
California Housing Finance Agency Class A Series 2, 4.00%, 3‑20‑2033	1.4

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since July 1, 2025.
C000122981
Shareholder Report [Line Items]
Fund Name	High Yield Municipal Bond Fund
Class Name	Class A
Trading Symbol	WHYMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about High Yield Municipal Bond Fund for the period from July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$41	0.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%	[8]
AssetsNet	$ 187,574,732
Holdings Count | Holding	184
Advisory Fees Paid, Amount	$ 347,401
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$187,574,732
# of portfolio holdings	184
Portfolio turnover rate	14%
Total advisory fees paid	$347,401

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AA/Aa	1.8
A/A	8.2
BBB/Baa	26.2
BB/Ba	15.5
B/B	2.0
CCC/Caa and below	0.7
Not Rated	45.6
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Credit Ratings Selection [Text Block]	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

New Hope Cultural Education Facilities Finance Corp. Bella Vida Forefront Living Obligated Group Series A, 6.50%, 10‑1‑2055	1.2
MIDA Mountain Veterans Program Public Infrastructure District, 5.20%, 6‑1‑2054	1.2
Shelby County Health & Educational Facilities Board Madrone Memphis Student Housing I LLC Series A1, 5.25%, 6‑1‑2056	1.2
Indiana Finance Authority Methodist Hospitals, Inc. Obligated Group Series A, 5.50%, 9‑15‑2044	1.1
Build NYC Resource Corp. South Bronx Charter School for International Cultures & The Arts Series A, 7.00%, 4‑15‑2053	1.1
New York Transportation Development Corp. JFK NTO LLC AMT, 5.50%, 6‑30‑2054	1.1
Lee County IDA Shell Point Obligated Group Series A, 5.25%, 11‑15‑2054	1.1
Colorado Health Facilities Authority BSLC II Obligated Group, 5.25%, 9‑15‑2045	1.1
City of New York Series 3, 2.55%, 4‑1‑2042	1.1
Chicago Board of Education Series A, 5.75%, 12‑1‑2050	1.1

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since July 1, 2025.
C000122982
Shareholder Report [Line Items]
Fund Name	High Yield Municipal Bond Fund
Class Name	Class C
Trading Symbol	WHYCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about High Yield Municipal Bond Fund for the period from July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$80	1.55%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.55%	[9]
AssetsNet	$ 187,574,732
Holdings Count | Holding	184
Advisory Fees Paid, Amount	$ 347,401
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$187,574,732
# of portfolio holdings	184
Portfolio turnover rate	14%
Total advisory fees paid	$347,401

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AA/Aa	1.8
A/A	8.2
BBB/Baa	26.2
BB/Ba	15.5
B/B	2.0
CCC/Caa and below	0.7
Not Rated	45.6
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Credit Ratings Selection [Text Block]	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

New Hope Cultural Education Facilities Finance Corp. Bella Vida Forefront Living Obligated Group Series A, 6.50%, 10‑1‑2055	1.2
MIDA Mountain Veterans Program Public Infrastructure District, 5.20%, 6‑1‑2054	1.2
Shelby County Health & Educational Facilities Board Madrone Memphis Student Housing I LLC Series A1, 5.25%, 6‑1‑2056	1.2
Indiana Finance Authority Methodist Hospitals, Inc. Obligated Group Series A, 5.50%, 9‑15‑2044	1.1
Build NYC Resource Corp. South Bronx Charter School for International Cultures & The Arts Series A, 7.00%, 4‑15‑2053	1.1
New York Transportation Development Corp. JFK NTO LLC AMT, 5.50%, 6‑30‑2054	1.1
Lee County IDA Shell Point Obligated Group Series A, 5.25%, 11‑15‑2054	1.1
Colorado Health Facilities Authority BSLC II Obligated Group, 5.25%, 9‑15‑2045	1.1
City of New York Series 3, 2.55%, 4‑1‑2042	1.1
Chicago Board of Education Series A, 5.75%, 12‑1‑2050	1.1

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since July 1, 2025.
C000205252
Shareholder Report [Line Items]
Fund Name	High Yield Municipal Bond Fund
Class Name	Class R6
Trading Symbol	EKHRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about High Yield Municipal Bond Fund for the period from July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$26	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[10]
AssetsNet	$ 187,574,732
Holdings Count | Holding	184
Advisory Fees Paid, Amount	$ 347,401
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$187,574,732
# of portfolio holdings	184
Portfolio turnover rate	14%
Total advisory fees paid	$347,401

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AA/Aa	1.8
A/A	8.2
BBB/Baa	26.2
BB/Ba	15.5
B/B	2.0
CCC/Caa and below	0.7
Not Rated	45.6
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Credit Ratings Selection [Text Block]	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

New Hope Cultural Education Facilities Finance Corp. Bella Vida Forefront Living Obligated Group Series A, 6.50%, 10‑1‑2055	1.2
MIDA Mountain Veterans Program Public Infrastructure District, 5.20%, 6‑1‑2054	1.2
Shelby County Health & Educational Facilities Board Madrone Memphis Student Housing I LLC Series A1, 5.25%, 6‑1‑2056	1.2
Indiana Finance Authority Methodist Hospitals, Inc. Obligated Group Series A, 5.50%, 9‑15‑2044	1.1
Build NYC Resource Corp. South Bronx Charter School for International Cultures & The Arts Series A, 7.00%, 4‑15‑2053	1.1
New York Transportation Development Corp. JFK NTO LLC AMT, 5.50%, 6‑30‑2054	1.1
Lee County IDA Shell Point Obligated Group Series A, 5.25%, 11‑15‑2054	1.1
Colorado Health Facilities Authority BSLC II Obligated Group, 5.25%, 9‑15‑2045	1.1
City of New York Series 3, 2.55%, 4‑1‑2042	1.1
Chicago Board of Education Series A, 5.75%, 12‑1‑2050	1.1

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since July 1, 2025.
C000122980
Shareholder Report [Line Items]
Fund Name	High Yield Municipal Bond Fund
Class Name	Institutional Class
Trading Symbol	WHYIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about High Yield Municipal Bond Fund for the period from July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$28	0.54%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%	[11]
AssetsNet	$ 187,574,732
Holdings Count | Holding	184
Advisory Fees Paid, Amount	$ 347,401
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$187,574,732
# of portfolio holdings	184
Portfolio turnover rate	14%
Total advisory fees paid	$347,401

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AA/Aa	1.8
A/A	8.2
BBB/Baa	26.2
BB/Ba	15.5
B/B	2.0
CCC/Caa and below	0.7
Not Rated	45.6
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Credit Ratings Selection [Text Block]	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

New Hope Cultural Education Facilities Finance Corp. Bella Vida Forefront Living Obligated Group Series A, 6.50%, 10‑1‑2055	1.2
MIDA Mountain Veterans Program Public Infrastructure District, 5.20%, 6‑1‑2054	1.2
Shelby County Health & Educational Facilities Board Madrone Memphis Student Housing I LLC Series A1, 5.25%, 6‑1‑2056	1.2
Indiana Finance Authority Methodist Hospitals, Inc. Obligated Group Series A, 5.50%, 9‑15‑2044	1.1
Build NYC Resource Corp. South Bronx Charter School for International Cultures & The Arts Series A, 7.00%, 4‑15‑2053	1.1
New York Transportation Development Corp. JFK NTO LLC AMT, 5.50%, 6‑30‑2054	1.1
Lee County IDA Shell Point Obligated Group Series A, 5.25%, 11‑15‑2054	1.1
Colorado Health Facilities Authority BSLC II Obligated Group, 5.25%, 9‑15‑2045	1.1
City of New York Series 3, 2.55%, 4‑1‑2042	1.1
Chicago Board of Education Series A, 5.75%, 12‑1‑2050	1.1

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since July 1, 2025.
C000053352
Shareholder Report [Line Items]
Fund Name	Intermediate Tax/AMT-Free Fund
Class Name	Class A
Trading Symbol	WFTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Intermediate Tax/AMT-Free Fund for the period from July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$34	0.67%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%	[12]
AssetsNet	$ 948,625,549
Holdings Count | Holding	523
Advisory Fees Paid, Amount	$ 1,112,511
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$948,625,549
# of portfolio holdings	523
Portfolio turnover rate	8%
Total advisory fees paid	$1,112,511

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	2.6
AA/Aa	33.6
A/A	38.3
BBB/Baa	18.4
BB/Ba	2.6
B/B	0.3
Not rated	4.2
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Credit Ratings Selection [Text Block]	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Wisconsin HEFA Ascension Health Credit Group Series A, 4.00%, 11‑15‑2039	1.5
Commonwealth Financing Authority, 4.00%, 6‑1‑2039	1.1
Bay Area Toll Authority Series A, 4.57%, 4‑1‑2036	1.0
Black Belt Energy Gas District Series B, 5.00%, 10‑1‑2035	1.0
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB, 0.00%, 6‑15‑2029	0.9
Dallas Fort Worth International Airport Series B, 4.00%, 11‑1‑2045	0.9
College Community School District Series A, 4.00%, 6‑1‑2042	0.8
Public Authority for Colorado Energy, 6.50%, 11‑15‑2038	0.8
South Carolina Public Service Authority Series E, 5.25%, 12‑1‑2036	0.8
King County Public Hospital District No. 1, 5.00%, 12‑1‑2033	0.8

C000053353
Shareholder Report [Line Items]
Fund Name	Intermediate Tax/AMT-Free Fund
Class Name	Class C
Trading Symbol	WFTFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Intermediate Tax/AMT-Free Fund for the period from July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$73	1.42%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.42%	[13]
AssetsNet	$ 948,625,549
Holdings Count | Holding	523
Advisory Fees Paid, Amount	$ 1,112,511
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$948,625,549
# of portfolio holdings	523
Portfolio turnover rate	8%
Total advisory fees paid	$1,112,511

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	2.6
AA/Aa	33.6
A/A	38.3
BBB/Baa	18.4
BB/Ba	2.6
B/B	0.3
Not rated	4.2
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Credit Ratings Selection [Text Block]	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Wisconsin HEFA Ascension Health Credit Group Series A, 4.00%, 11‑15‑2039	1.5
Commonwealth Financing Authority, 4.00%, 6‑1‑2039	1.1
Bay Area Toll Authority Series A, 4.57%, 4‑1‑2036	1.0
Black Belt Energy Gas District Series B, 5.00%, 10‑1‑2035	1.0
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB, 0.00%, 6‑15‑2029	0.9
Dallas Fort Worth International Airport Series B, 4.00%, 11‑1‑2045	0.9
College Community School District Series A, 4.00%, 6‑1‑2042	0.8
Public Authority for Colorado Energy, 6.50%, 11‑15‑2038	0.8
South Carolina Public Service Authority Series E, 5.25%, 12‑1‑2036	0.8
King County Public Hospital District No. 1, 5.00%, 12‑1‑2033	0.8

C000205243
Shareholder Report [Line Items]
Fund Name	Intermediate Tax/AMT-Free Fund
Class Name	Class R6
Trading Symbol	WFRTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Intermediate Tax/AMT-Free Fund for the period from July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$15	0.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[14]
AssetsNet	$ 948,625,549
Holdings Count | Holding	523
Advisory Fees Paid, Amount	$ 1,112,511
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$948,625,549
# of portfolio holdings	523
Portfolio turnover rate	8%
Total advisory fees paid	$1,112,511

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	2.6
AA/Aa	33.6
A/A	38.3
BBB/Baa	18.4
BB/Ba	2.6
B/B	0.3
Not rated	4.2
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Credit Ratings Selection [Text Block]	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Wisconsin HEFA Ascension Health Credit Group Series A, 4.00%, 11‑15‑2039	1.5
Commonwealth Financing Authority, 4.00%, 6‑1‑2039	1.1
Bay Area Toll Authority Series A, 4.57%, 4‑1‑2036	1.0
Black Belt Energy Gas District Series B, 5.00%, 10‑1‑2035	1.0
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB, 0.00%, 6‑15‑2029	0.9
Dallas Fort Worth International Airport Series B, 4.00%, 11‑1‑2045	0.9
College Community School District Series A, 4.00%, 6‑1‑2042	0.8
Public Authority for Colorado Energy, 6.50%, 11‑15‑2038	0.8
South Carolina Public Service Authority Series E, 5.25%, 12‑1‑2036	0.8
King County Public Hospital District No. 1, 5.00%, 12‑1‑2033	0.8

C000064976
Shareholder Report [Line Items]
Fund Name	Intermediate Tax/AMT-Free Fund
Class Name	Institutional Class
Trading Symbol	WITIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Intermediate Tax/AMT-Free Fund for the period from July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$18	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[15]
AssetsNet	$ 948,625,549
Holdings Count | Holding	523
Advisory Fees Paid, Amount	$ 1,112,511
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$948,625,549
# of portfolio holdings	523
Portfolio turnover rate	8%
Total advisory fees paid	$1,112,511

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	2.6
AA/Aa	33.6
A/A	38.3
BBB/Baa	18.4
BB/Ba	2.6
B/B	0.3
Not rated	4.2
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Credit Ratings Selection [Text Block]	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Wisconsin HEFA Ascension Health Credit Group Series A, 4.00%, 11‑15‑2039	1.5
Commonwealth Financing Authority, 4.00%, 6‑1‑2039	1.1
Bay Area Toll Authority Series A, 4.57%, 4‑1‑2036	1.0
Black Belt Energy Gas District Series B, 5.00%, 10‑1‑2035	1.0
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB, 0.00%, 6‑15‑2029	0.9
Dallas Fort Worth International Airport Series B, 4.00%, 11‑1‑2045	0.9
College Community School District Series A, 4.00%, 6‑1‑2042	0.8
Public Authority for Colorado Energy, 6.50%, 11‑15‑2038	0.8
South Carolina Public Service Authority Series E, 5.25%, 12‑1‑2036	0.8
King County Public Hospital District No. 1, 5.00%, 12‑1‑2033	0.8

C000020281
Shareholder Report [Line Items]
Fund Name	Minnesota Tax-Free Fund
Class Name	Class A
Trading Symbol	NMTFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Minnesota Tax-Free Fund for the period from July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$43	0.84%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.84%	[16]
AssetsNet	$ 180,969,314
Holdings Count | Holding	213
Advisory Fees Paid, Amount	$ 287,895
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$180,969,314
# of portfolio holdings	213
Portfolio turnover rate	9%
Total advisory fees paid	$287,895

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	16.7
AA/Aa	36.1
A/A	24.9
BBB/Baa	12.0
BB/Ba	3.6
B/B	1.5
Not rated	5.2
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Credit Ratings Selection [Text Block]	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

City of Rochester Mayo Clinic, 5.00%, 11‑15‑2057	2.5
State of Minnesota Office Building Project COP, 5.00%, 11‑1‑2042	1.8
Minnesota Housing Finance Agency Series M, 4.85%, 7‑1‑2037	1.7
City of Wadena Astera Health Series A, 5.00%, 12‑1‑2045	1.7
City of St. Cloud CentraCare Health System Obligated Group, 4.00%, 5‑1‑2050	1.6
State of Minnesota Department of Iron Range Resources & Rehabilitation Series A, 5.00%, 10‑1‑2039	1.5
Minnesota HEFA St. Olaf College, 4.00%, 10‑1‑2046	1.4
Duluth EDA Essentia Health Obligated Group Series A, 5.25%, 2‑15‑2053	1.4
City of Forest Lake Kilkenny Senior Housing LP, 1.42%, 8‑15‑2038	1.3
Minnesota Housing Finance Agency Series F AMT, 3.25%, 1‑1‑2041	1.3

C000176497
Shareholder Report [Line Items]
Fund Name	Minnesota Tax-Free Fund
Class Name	Institutional Class
Trading Symbol	WMTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Minnesota Tax-Free Fund for the period from July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$27	0.52%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%	[17]
AssetsNet	$ 180,969,314
Holdings Count | Holding	213
Advisory Fees Paid, Amount	$ 287,895
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$180,969,314
# of portfolio holdings	213
Portfolio turnover rate	9%
Total advisory fees paid	$287,895

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	16.7
AA/Aa	36.1
A/A	24.9
BBB/Baa	12.0
BB/Ba	3.6
B/B	1.5
Not rated	5.2
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Credit Ratings Selection [Text Block]	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

City of Rochester Mayo Clinic, 5.00%, 11‑15‑2057	2.5
State of Minnesota Office Building Project COP, 5.00%, 11‑1‑2042	1.8
Minnesota Housing Finance Agency Series M, 4.85%, 7‑1‑2037	1.7
City of Wadena Astera Health Series A, 5.00%, 12‑1‑2045	1.7
City of St. Cloud CentraCare Health System Obligated Group, 4.00%, 5‑1‑2050	1.6
State of Minnesota Department of Iron Range Resources & Rehabilitation Series A, 5.00%, 10‑1‑2039	1.5
Minnesota HEFA St. Olaf College, 4.00%, 10‑1‑2046	1.4
Duluth EDA Essentia Health Obligated Group Series A, 5.25%, 2‑15‑2053	1.4
City of Forest Lake Kilkenny Senior Housing LP, 1.42%, 8‑15‑2038	1.3
Minnesota Housing Finance Agency Series F AMT, 3.25%, 1‑1‑2041	1.3

C000020296
Shareholder Report [Line Items]
Fund Name	Municipal Bond Fund
Class Name	Administrator Class
Trading Symbol	WMFDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Municipal Bond Fund for the period from July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$31	0.60%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%	[18]
AssetsNet	$ 8,352,435,339
Holdings Count | Holding	1,593
Advisory Fees Paid, Amount	$ 13,459,360
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$8,352,435,339
# of portfolio holdings	1,593
Portfolio turnover rate	5%
Total advisory fees paid	$13,459,360

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	5.7
AA/Aa	47.1
A/A	30.4
BBB/Baa	12.0
BB/Ba	1.7
B/B	0.1
Not Rated	3.0
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Credit Ratings Selection [Text Block]	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Regional Transportation District Sales Tax Revenue FasTracks Project Series A, 5.00%, 11‑1‑2041	0.6
County of Clark Series A, 5.00%, 5‑1‑2048	0.6
Port of Portland Airport Revenue Series 30A AMT, 5.25%, 7‑1‑2049	0.6
Southeast Energy Authority A Cooperative District Series F, 5.25%, 11‑1‑2055	0.6
San Francisco City & County Airport Commission San Francisco International Airport Series B AMT, 5.00%, 5‑1‑2046	0.6
Texas Transportation Finance Corp. Series A, 5.25%, 10‑1‑2050	0.5
Texas Water Development Board State Water Implementation Revenue Fund Series B, 5.00%, 4‑15‑2049	0.5
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB, 0.00%, 12‑15‑2030	0.5
Fairfax County IDA Inova Health System Obligated Group, 5.00%, 5‑15‑2051	0.5
Black Belt Energy Gas District Series B, 5.00%, 10‑1‑2035	0.5

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since July 1, 2025.
C000020293
Shareholder Report [Line Items]
Fund Name	Municipal Bond Fund
Class Name	Class A
Trading Symbol	WMFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Municipal Bond Fund for the period from July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$36	0.71%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%	[19]
AssetsNet	$ 8,352,435,339
Holdings Count | Holding	1,593
Advisory Fees Paid, Amount	$ 13,459,360
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$8,352,435,339
# of portfolio holdings	1,593
Portfolio turnover rate	5%
Total advisory fees paid	$13,459,360

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	5.7
AA/Aa	47.1
A/A	30.4
BBB/Baa	12.0
BB/Ba	1.7
B/B	0.1
Not Rated	3.0
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Credit Ratings Selection [Text Block]	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Regional Transportation District Sales Tax Revenue FasTracks Project Series A, 5.00%, 11‑1‑2041	0.6
County of Clark Series A, 5.00%, 5‑1‑2048	0.6
Port of Portland Airport Revenue Series 30A AMT, 5.25%, 7‑1‑2049	0.6
Southeast Energy Authority A Cooperative District Series F, 5.25%, 11‑1‑2055	0.6
San Francisco City & County Airport Commission San Francisco International Airport Series B AMT, 5.00%, 5‑1‑2046	0.6
Texas Transportation Finance Corp. Series A, 5.25%, 10‑1‑2050	0.5
Texas Water Development Board State Water Implementation Revenue Fund Series B, 5.00%, 4‑15‑2049	0.5
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB, 0.00%, 12‑15‑2030	0.5
Fairfax County IDA Inova Health System Obligated Group, 5.00%, 5‑15‑2051	0.5
Black Belt Energy Gas District Series B, 5.00%, 10‑1‑2035	0.5

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since July 1, 2025.
C000020295
Shareholder Report [Line Items]
Fund Name	Municipal Bond Fund
Class Name	Class C
Trading Symbol	WMFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Municipal Bond Fund for the period from July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$76	1.49%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.49%	[20]
AssetsNet	$ 8,352,435,339
Holdings Count | Holding	1,593
Advisory Fees Paid, Amount	$ 13,459,360
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$8,352,435,339
# of portfolio holdings	1,593
Portfolio turnover rate	5%
Total advisory fees paid	$13,459,360

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	5.7
AA/Aa	47.1
A/A	30.4
BBB/Baa	12.0
BB/Ba	1.7
B/B	0.1
Not Rated	3.0
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Credit Ratings Selection [Text Block]	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Regional Transportation District Sales Tax Revenue FasTracks Project Series A, 5.00%, 11‑1‑2041	0.6
County of Clark Series A, 5.00%, 5‑1‑2048	0.6
Port of Portland Airport Revenue Series 30A AMT, 5.25%, 7‑1‑2049	0.6
Southeast Energy Authority A Cooperative District Series F, 5.25%, 11‑1‑2055	0.6
San Francisco City & County Airport Commission San Francisco International Airport Series B AMT, 5.00%, 5‑1‑2046	0.6
Texas Transportation Finance Corp. Series A, 5.25%, 10‑1‑2050	0.5
Texas Water Development Board State Water Implementation Revenue Fund Series B, 5.00%, 4‑15‑2049	0.5
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB, 0.00%, 12‑15‑2030	0.5
Fairfax County IDA Inova Health System Obligated Group, 5.00%, 5‑15‑2051	0.5
Black Belt Energy Gas District Series B, 5.00%, 10‑1‑2035	0.5

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since July 1, 2025.
C000205244
Shareholder Report [Line Items]
Fund Name	Municipal Bond Fund
Class Name	Class R6
Trading Symbol	WMBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Municipal Bond Fund for the period from July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$19	0.37%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[21]
AssetsNet	$ 8,352,435,339
Holdings Count | Holding	1,593
Advisory Fees Paid, Amount	$ 13,459,360
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$8,352,435,339
# of portfolio holdings	1,593
Portfolio turnover rate	5%
Total advisory fees paid	$13,459,360

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	5.7
AA/Aa	47.1
A/A	30.4
BBB/Baa	12.0
BB/Ba	1.7
B/B	0.1
Not Rated	3.0
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Credit Ratings Selection [Text Block]	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Regional Transportation District Sales Tax Revenue FasTracks Project Series A, 5.00%, 11‑1‑2041	0.6
County of Clark Series A, 5.00%, 5‑1‑2048	0.6
Port of Portland Airport Revenue Series 30A AMT, 5.25%, 7‑1‑2049	0.6
Southeast Energy Authority A Cooperative District Series F, 5.25%, 11‑1‑2055	0.6
San Francisco City & County Airport Commission San Francisco International Airport Series B AMT, 5.00%, 5‑1‑2046	0.6
Texas Transportation Finance Corp. Series A, 5.25%, 10‑1‑2050	0.5
Texas Water Development Board State Water Implementation Revenue Fund Series B, 5.00%, 4‑15‑2049	0.5
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB, 0.00%, 12‑15‑2030	0.5
Fairfax County IDA Inova Health System Obligated Group, 5.00%, 5‑15‑2051	0.5
Black Belt Energy Gas District Series B, 5.00%, 10‑1‑2035	0.5

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since July 1, 2025.
C000064978
Shareholder Report [Line Items]
Fund Name	Municipal Bond Fund
Class Name	Institutional Class
Trading Symbol	WMBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Municipal Bond Fund for the period from July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$22	0.42%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42%	[22]
AssetsNet	$ 8,352,435,339
Holdings Count | Holding	1,593
Advisory Fees Paid, Amount	$ 13,459,360
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$8,352,435,339
# of portfolio holdings	1,593
Portfolio turnover rate	5%
Total advisory fees paid	$13,459,360

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	5.7
AA/Aa	47.1
A/A	30.4
BBB/Baa	12.0
BB/Ba	1.7
B/B	0.1
Not Rated	3.0
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Credit Ratings Selection [Text Block]	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Regional Transportation District Sales Tax Revenue FasTracks Project Series A, 5.00%, 11‑1‑2041	0.6
County of Clark Series A, 5.00%, 5‑1‑2048	0.6
Port of Portland Airport Revenue Series 30A AMT, 5.25%, 7‑1‑2049	0.6
Southeast Energy Authority A Cooperative District Series F, 5.25%, 11‑1‑2055	0.6
San Francisco City & County Airport Commission San Francisco International Airport Series B AMT, 5.00%, 5‑1‑2046	0.6
Texas Transportation Finance Corp. Series A, 5.25%, 10‑1‑2050	0.5
Texas Water Development Board State Water Implementation Revenue Fund Series B, 5.00%, 4‑15‑2049	0.5
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB, 0.00%, 12‑15‑2030	0.5
Fairfax County IDA Inova Health System Obligated Group, 5.00%, 5‑15‑2051	0.5
Black Belt Energy Gas District Series B, 5.00%, 10‑1‑2035	0.5

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since July 1, 2025.
C000089441
Shareholder Report [Line Items]
Fund Name	Pennsylvania Tax-Free Fund
Class Name	Class A
Trading Symbol	EKVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Pennsylvania Tax-Free Fund for the period from July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$38	0.73%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.73%	[23]
AssetsNet	$ 94,430,520
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 112,258
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$94,430,520
# of portfolio holdings	128
Portfolio turnover rate	18%
Total advisory fees paid	$112,258

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	0.4
AA/Aa	41.5
A/A	37.2
BBB/Baa	15.0
BB/Ba	5.1
Not Rated	0.8
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Credit Ratings Selection [Text Block]	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Kentucky Public Energy Authority Series C, 5.00%, 5‑1‑2036	2.2
Lancaster County Hospital Authority Pennsylvania State Health Obligated Group, 5.00%, 11‑1‑2051	2.2
Northampton County General Purpose Authority Lehigh University Series B, 3.32%, 11‑15‑2039	1.8
Allegheny County Hospital Development Authority Health Network Obligated Group Series A, 4.00%, 4‑1‑2044	1.8
Interboro School District, 5.50%, 8‑15‑2063	1.7
Pennsylvania EDFA Villanova University, 5.00%, 8‑1‑2049	1.7
Pennsylvania Housing Finance Agency Series 151-A, 5.00%, 4‑1‑2027	1.6
West Shore School District, 5.00%, 11‑15‑2048	1.6
Chester County IDA Longwood Gardens, Inc., 4.00%, 12‑1‑2046	1.6
Pennsylvania Housing Finance Agency Fairhill Phase I LP, 3.15%, 1‑1‑2046	1.6

C000089444
Shareholder Report [Line Items]
Fund Name	Pennsylvania Tax-Free Fund
Class Name	Institutional Class
Trading Symbol	EKVYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Pennsylvania Tax-Free Fund for the period from July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$25	0.49%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[24]
AssetsNet	$ 94,430,520
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 112,258
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$94,430,520
# of portfolio holdings	128
Portfolio turnover rate	18%
Total advisory fees paid	$112,258

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	0.4
AA/Aa	41.5
A/A	37.2
BBB/Baa	15.0
BB/Ba	5.1
Not Rated	0.8
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Credit Ratings Selection [Text Block]	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Kentucky Public Energy Authority Series C, 5.00%, 5‑1‑2036	2.2
Lancaster County Hospital Authority Pennsylvania State Health Obligated Group, 5.00%, 11‑1‑2051	2.2
Northampton County General Purpose Authority Lehigh University Series B, 3.32%, 11‑15‑2039	1.8
Allegheny County Hospital Development Authority Health Network Obligated Group Series A, 4.00%, 4‑1‑2044	1.8
Interboro School District, 5.50%, 8‑15‑2063	1.7
Pennsylvania EDFA Villanova University, 5.00%, 8‑1‑2049	1.7
Pennsylvania Housing Finance Agency Series 151-A, 5.00%, 4‑1‑2027	1.6
West Shore School District, 5.00%, 11‑15‑2048	1.6
Chester County IDA Longwood Gardens, Inc., 4.00%, 12‑1‑2046	1.6
Pennsylvania Housing Finance Agency Fairhill Phase I LP, 3.15%, 1‑1‑2046	1.6

C000064979
Shareholder Report [Line Items]
Fund Name	Short-Term Municipal Bond Fund
Class Name	Class A
Trading Symbol	WSMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short-Term Municipal Bond Fund for the period from July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$32	0.62%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%	[25]
AssetsNet	$ 1,550,345,537
Holdings Count | Holding	642
Advisory Fees Paid, Amount	$ 2,380,057
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,550,345,537
# of portfolio holdings	642
Portfolio turnover rate	16%
Total advisory fees paid	$2,380,057

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	3.7
AA/Aa	33.4
A/A	38.6
BBB/Baa	16.7
BB/Ba	2.1
B/B	0.3
CCC/Caa and below	0.5
Note rated	4.7
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Credit Ratings Selection [Text Block]	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series B2, 5.00%, 2‑15‑2051	1.2
City of Minneapolis Allina Health Obligated Group Series B, 5.00%, 11‑15‑2053	1.1
South Dakota HEFA Sanford Obligated Group Series D-1, 3.37%, 7‑1‑2055	1.0
Dallas Fort Worth International Airport Series A-2 AMT, 5.00%, 11‑1‑2050	1.0
State of Illinois Series B, 5.00%, 5‑1‑2030	0.9
City of Andover Series A, 3.50%, 10‑1‑2028	0.9
Arizona IDA Diamond View at Ballpark Village LP, 2.76%, 7‑1‑2047	0.9
PFA Series 202, 2.60%, 8‑15‑2044	0.8
State of Ohio University Hospitals Health System, Inc. Obligated Group Series B, 3.55%, 1‑15‑2049	0.8
Harris County Industrial Development Corp. Energy Transfer LP, 4.05%, 11‑1‑2050	0.7

C000020338
Shareholder Report [Line Items]
Fund Name	Short-Term Municipal Bond Fund
Class Name	Class C
Trading Symbol	WSSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short-Term Municipal Bond Fund for the period from July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$70	1.38%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.38%	[26]
AssetsNet	$ 1,550,345,537
Holdings Count | Holding	642
Advisory Fees Paid, Amount	$ 2,380,057
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,550,345,537
# of portfolio holdings	642
Portfolio turnover rate	16%
Total advisory fees paid	$2,380,057

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	3.7
AA/Aa	33.4
A/A	38.6
BBB/Baa	16.7
BB/Ba	2.1
B/B	0.3
CCC/Caa and below	0.5
Note rated	4.7
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Credit Ratings Selection [Text Block]	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series B2, 5.00%, 2‑15‑2051	1.2
City of Minneapolis Allina Health Obligated Group Series B, 5.00%, 11‑15‑2053	1.1
South Dakota HEFA Sanford Obligated Group Series D-1, 3.37%, 7‑1‑2055	1.0
Dallas Fort Worth International Airport Series A-2 AMT, 5.00%, 11‑1‑2050	1.0
State of Illinois Series B, 5.00%, 5‑1‑2030	0.9
City of Andover Series A, 3.50%, 10‑1‑2028	0.9
Arizona IDA Diamond View at Ballpark Village LP, 2.76%, 7‑1‑2047	0.9
PFA Series 202, 2.60%, 8‑15‑2044	0.8
State of Ohio University Hospitals Health System, Inc. Obligated Group Series B, 3.55%, 1‑15‑2049	0.8
Harris County Industrial Development Corp. Energy Transfer LP, 4.05%, 11‑1‑2050	0.7

C000205246
Shareholder Report [Line Items]
Fund Name	Short-Term Municipal Bond Fund
Class Name	Class R6
Trading Symbol	WSSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short-Term Municipal Bond Fund for the period from July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$18	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[27]
AssetsNet	$ 1,550,345,537
Holdings Count | Holding	642
Advisory Fees Paid, Amount	$ 2,380,057
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,550,345,537
# of portfolio holdings	642
Portfolio turnover rate	16%
Total advisory fees paid	$2,380,057

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	3.7
AA/Aa	33.4
A/A	38.6
BBB/Baa	16.7
BB/Ba	2.1
B/B	0.3
CCC/Caa and below	0.5
Note rated	4.7
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Credit Ratings Selection [Text Block]	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series B2, 5.00%, 2‑15‑2051	1.2
City of Minneapolis Allina Health Obligated Group Series B, 5.00%, 11‑15‑2053	1.1
South Dakota HEFA Sanford Obligated Group Series D-1, 3.37%, 7‑1‑2055	1.0
Dallas Fort Worth International Airport Series A-2 AMT, 5.00%, 11‑1‑2050	1.0
State of Illinois Series B, 5.00%, 5‑1‑2030	0.9
City of Andover Series A, 3.50%, 10‑1‑2028	0.9
Arizona IDA Diamond View at Ballpark Village LP, 2.76%, 7‑1‑2047	0.9
PFA Series 202, 2.60%, 8‑15‑2044	0.8
State of Ohio University Hospitals Health System, Inc. Obligated Group Series B, 3.55%, 1‑15‑2049	0.8
Harris County Industrial Development Corp. Energy Transfer LP, 4.05%, 11‑1‑2050	0.7

C000064980
Shareholder Report [Line Items]
Fund Name	Short-Term Municipal Bond Fund
Class Name	Institutional Class
Trading Symbol	WSBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short-Term Municipal Bond Fund for the period from July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$20	0.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[28]
AssetsNet	$ 1,550,345,537
Holdings Count | Holding	642
Advisory Fees Paid, Amount	$ 2,380,057
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,550,345,537
# of portfolio holdings	642
Portfolio turnover rate	16%
Total advisory fees paid	$2,380,057

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	3.7
AA/Aa	33.4
A/A	38.6
BBB/Baa	16.7
BB/Ba	2.1
B/B	0.3
CCC/Caa and below	0.5
Note rated	4.7
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Credit Ratings Selection [Text Block]	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series B2, 5.00%, 2‑15‑2051	1.2
City of Minneapolis Allina Health Obligated Group Series B, 5.00%, 11‑15‑2053	1.1
South Dakota HEFA Sanford Obligated Group Series D-1, 3.37%, 7‑1‑2055	1.0
Dallas Fort Worth International Airport Series A-2 AMT, 5.00%, 11‑1‑2050	1.0
State of Illinois Series B, 5.00%, 5‑1‑2030	0.9
City of Andover Series A, 3.50%, 10‑1‑2028	0.9
Arizona IDA Diamond View at Ballpark Village LP, 2.76%, 7‑1‑2047	0.9
PFA Series 202, 2.60%, 8‑15‑2044	0.8
State of Ohio University Hospitals Health System, Inc. Obligated Group Series B, 3.55%, 1‑15‑2049	0.8
Harris County Industrial Development Corp. Energy Transfer LP, 4.05%, 11‑1‑2050	0.7

C000089514
Shareholder Report [Line Items]
Fund Name	Strategic Municipal Bond Fund
Class Name	Class A
Trading Symbol	VMPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Strategic Municipal Bond Fund for the period from July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$40	0.79%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%	[29]
AssetsNet	$ 1,933,126,494
Holdings Count | Holding	886
Advisory Fees Paid, Amount	$ 3,544,042
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,933,126,494
# of portfolio holdings	886
Portfolio turnover rate	11%
Total advisory fees paid	$3,544,042

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	3.7
AA/Aa	31.6
A/A	27.5
BBB/Baa	20.2
BB/Ba	6.1
B/B	1.2
Note rated	9.7
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Credit Ratings Selection [Text Block]	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Main Street Natural Gas, Inc. Series C, 4.00%, 8‑1‑2052	1.4
City of Chicago Series A, 5.00%, 1‑1‑2043	1.3
HEFA of the State of Missouri BJC Healthcare Obligated Group Series C, 5.00%, 5‑1‑2052	1.0
Southeast Energy Authority A Cooperative District Series F, 5.25%, 11‑1‑2055	0.9
City of Dallas Waterworks & Sewer System Revenue Series A, 5.00%, 10‑1‑2029	0.9
Central Plains Energy Project Series A-1, 5.00%, 8‑1‑2055	0.8
California Community Choice Financing Authority Series C, 5.25%, 1‑1‑2054	0.8
Kentucky Public Energy Authority Series C, 4.00%, 2‑1‑2050	0.8
City of San Antonio Electric & Gas Systems Revenue Series A, 3.08%, 2‑1‑2055	0.8
Bay Area Toll Authority Series D, 3.62%, 4‑1‑2056	0.7

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since July 1, 2025.
C000089516
Shareholder Report [Line Items]
Fund Name	Strategic Municipal Bond Fund
Class Name	Class C
Trading Symbol	DHICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Strategic Municipal Bond Fund for the period from July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$79	1.54%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.54%	[30]
AssetsNet	$ 1,933,126,494
Holdings Count | Holding	886
Advisory Fees Paid, Amount	$ 3,544,042
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,933,126,494
# of portfolio holdings	886
Portfolio turnover rate	11%
Total advisory fees paid	$3,544,042

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	3.7
AA/Aa	31.6
A/A	27.5
BBB/Baa	20.2
BB/Ba	6.1
B/B	1.2
Note rated	9.7
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Credit Ratings Selection [Text Block]	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Main Street Natural Gas, Inc. Series C, 4.00%, 8‑1‑2052	1.4
City of Chicago Series A, 5.00%, 1‑1‑2043	1.3
HEFA of the State of Missouri BJC Healthcare Obligated Group Series C, 5.00%, 5‑1‑2052	1.0
Southeast Energy Authority A Cooperative District Series F, 5.25%, 11‑1‑2055	0.9
City of Dallas Waterworks & Sewer System Revenue Series A, 5.00%, 10‑1‑2029	0.9
Central Plains Energy Project Series A-1, 5.00%, 8‑1‑2055	0.8
California Community Choice Financing Authority Series C, 5.25%, 1‑1‑2054	0.8
Kentucky Public Energy Authority Series C, 4.00%, 2‑1‑2050	0.8
City of San Antonio Electric & Gas Systems Revenue Series A, 3.08%, 2‑1‑2055	0.8
Bay Area Toll Authority Series D, 3.62%, 4‑1‑2056	0.7

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since July 1, 2025.
C000205251
Shareholder Report [Line Items]
Fund Name	Strategic Municipal Bond Fund
Class Name	Class R6
Trading Symbol	VMPRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Strategic Municipal Bond Fund for the period from July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$22	0.42%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42%	[31]
AssetsNet	$ 1,933,126,494
Holdings Count | Holding	886
Advisory Fees Paid, Amount	$ 3,544,042
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,933,126,494
# of portfolio holdings	886
Portfolio turnover rate	11%
Total advisory fees paid	$3,544,042

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	3.7
AA/Aa	31.6
A/A	27.5
BBB/Baa	20.2
BB/Ba	6.1
B/B	1.2
Note rated	9.7
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Credit Ratings Selection [Text Block]	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Main Street Natural Gas, Inc. Series C, 4.00%, 8‑1‑2052	1.4
City of Chicago Series A, 5.00%, 1‑1‑2043	1.3
HEFA of the State of Missouri BJC Healthcare Obligated Group Series C, 5.00%, 5‑1‑2052	1.0
Southeast Energy Authority A Cooperative District Series F, 5.25%, 11‑1‑2055	0.9
City of Dallas Waterworks & Sewer System Revenue Series A, 5.00%, 10‑1‑2029	0.9
Central Plains Energy Project Series A-1, 5.00%, 8‑1‑2055	0.8
California Community Choice Financing Authority Series C, 5.25%, 1‑1‑2054	0.8
Kentucky Public Energy Authority Series C, 4.00%, 2‑1‑2050	0.8
City of San Antonio Electric & Gas Systems Revenue Series A, 3.08%, 2‑1‑2055	0.8
Bay Area Toll Authority Series D, 3.62%, 4‑1‑2056	0.7

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since July 1, 2025.
C000123112
Shareholder Report [Line Items]
Fund Name	Strategic Municipal Bond Fund
Class Name	Institutional Class
Trading Symbol	STRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Strategic Municipal Bond Fund for the period from July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$24	0.47%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%	[32]
AssetsNet	$ 1,933,126,494
Holdings Count | Holding	886
Advisory Fees Paid, Amount	$ 3,544,042
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,933,126,494
# of portfolio holdings	886
Portfolio turnover rate	11%
Total advisory fees paid	$3,544,042

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	3.7
AA/Aa	31.6
A/A	27.5
BBB/Baa	20.2
BB/Ba	6.1
B/B	1.2
Note rated	9.7
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Credit Ratings Selection [Text Block]	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Main Street Natural Gas, Inc. Series C, 4.00%, 8‑1‑2052	1.4
City of Chicago Series A, 5.00%, 1‑1‑2043	1.3
HEFA of the State of Missouri BJC Healthcare Obligated Group Series C, 5.00%, 5‑1‑2052	1.0
Southeast Energy Authority A Cooperative District Series F, 5.25%, 11‑1‑2055	0.9
City of Dallas Waterworks & Sewer System Revenue Series A, 5.00%, 10‑1‑2029	0.9
Central Plains Energy Project Series A-1, 5.00%, 8‑1‑2055	0.8
California Community Choice Financing Authority Series C, 5.25%, 1‑1‑2054	0.8
Kentucky Public Energy Authority Series C, 4.00%, 2‑1‑2050	0.8
City of San Antonio Electric & Gas Systems Revenue Series A, 3.08%, 2‑1‑2055	0.8
Bay Area Toll Authority Series D, 3.62%, 4‑1‑2056	0.7

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since July 1, 2025.
C000020340
Shareholder Report [Line Items]
Fund Name	Ultra Short-Term Municipal Income Fund
Class Name	Class A
Trading Symbol	SMAVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ultra Short-Term Municipal Income Fund for the period from July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$24	0.47%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%	[33]
AssetsNet	$ 1,072,067,882
Holdings Count | Holding	381
Advisory Fees Paid, Amount	$ 659,530
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,072,067,882
# of portfolio holdings	381
Portfolio turnover rate	22%
Total advisory fees paid	$659,530

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	5.0
AA/Aa	43.5
A/A	36.0
BBB/Baa	7.8
BB/Ba	1.3
CCC/Caa and below	0.2
Not Rated	6.2
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Credit Ratings Selection [Text Block]	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

JPMorgan Chase Putters/Drivers Trust Series 2025-5088, 1.57%, 4‑24‑2026	1.9
South Dakota HEFA Sanford Obligated Group Series D-2, 3.30%, 7‑1‑2055	1.9
Connecticut State HEFA Yale-New Haven Health Obligated Group Series C-2, 2.25%, 7‑1‑2060	1.9
Lee County IDA Health System, Inc. Obligated Group Series B, 3.86%, 4‑1‑2049	1.5
Port of Port Arthur Navigation District Motiva Enterprises LLC Series E, 2.57%, 11‑1‑2040	1.4
Board of Governors of Colorado State University System Series B, 2.42%, 3‑1‑2055	1.4
PFA Series VRS220, 2.60%, 2‑15‑2055	1.4
Indiana Finance Authority Duke Energy Indiana LLC Series A4, 2.55%, 12‑1‑2039	1.3
Roswell Housing Authority, 3.35%, 9‑1‑2027	1.2
Main Street Natural Gas, Inc. Series C, 4.00%, 8‑1‑2052	1.1

C000220296
Shareholder Report [Line Items]
Fund Name	Ultra Short-Term Municipal Income Fund
Class Name	Class A2
Trading Symbol	WFUNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ultra Short-Term Municipal Income Fund for the period from July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A2	$20	0.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[34]
AssetsNet	$ 1,072,067,882
Holdings Count | Holding	381
Advisory Fees Paid, Amount	$ 659,530
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,072,067,882
# of portfolio holdings	381
Portfolio turnover rate	22%
Total advisory fees paid	$659,530

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	5.0
AA/Aa	43.5
A/A	36.0
BBB/Baa	7.8
BB/Ba	1.3
CCC/Caa and below	0.2
Not Rated	6.2
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Credit Ratings Selection [Text Block]	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

JPMorgan Chase Putters/Drivers Trust Series 2025-5088, 1.57%, 4‑24‑2026	1.9
South Dakota HEFA Sanford Obligated Group Series D-2, 3.30%, 7‑1‑2055	1.9
Connecticut State HEFA Yale-New Haven Health Obligated Group Series C-2, 2.25%, 7‑1‑2060	1.9
Lee County IDA Health System, Inc. Obligated Group Series B, 3.86%, 4‑1‑2049	1.5
Port of Port Arthur Navigation District Motiva Enterprises LLC Series E, 2.57%, 11‑1‑2040	1.4
Board of Governors of Colorado State University System Series B, 2.42%, 3‑1‑2055	1.4
PFA Series VRS220, 2.60%, 2‑15‑2055	1.4
Indiana Finance Authority Duke Energy Indiana LLC Series A4, 2.55%, 12‑1‑2039	1.3
Roswell Housing Authority, 3.35%, 9‑1‑2027	1.2
Main Street Natural Gas, Inc. Series C, 4.00%, 8‑1‑2052	1.1

C000205247
Shareholder Report [Line Items]
Fund Name	Ultra Short-Term Municipal Income Fund
Class Name	Class R6
Trading Symbol	WUSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ultra Short-Term Municipal Income Fund for the period from July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[35]
AssetsNet	$ 1,072,067,882
Holdings Count | Holding	381
Advisory Fees Paid, Amount	$ 659,530
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,072,067,882
# of portfolio holdings	381
Portfolio turnover rate	22%
Total advisory fees paid	$659,530

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	5.0
AA/Aa	43.5
A/A	36.0
BBB/Baa	7.8
BB/Ba	1.3
CCC/Caa and below	0.2
Not Rated	6.2
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Credit Ratings Selection [Text Block]	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

JPMorgan Chase Putters/Drivers Trust Series 2025-5088, 1.57%, 4‑24‑2026	1.9
South Dakota HEFA Sanford Obligated Group Series D-2, 3.30%, 7‑1‑2055	1.9
Connecticut State HEFA Yale-New Haven Health Obligated Group Series C-2, 2.25%, 7‑1‑2060	1.9
Lee County IDA Health System, Inc. Obligated Group Series B, 3.86%, 4‑1‑2049	1.5
Port of Port Arthur Navigation District Motiva Enterprises LLC Series E, 2.57%, 11‑1‑2040	1.4
Board of Governors of Colorado State University System Series B, 2.42%, 3‑1‑2055	1.4
PFA Series VRS220, 2.60%, 2‑15‑2055	1.4
Indiana Finance Authority Duke Energy Indiana LLC Series A4, 2.55%, 12‑1‑2039	1.3
Roswell Housing Authority, 3.35%, 9‑1‑2027	1.2
Main Street Natural Gas, Inc. Series C, 4.00%, 8‑1‑2052	1.1

C000020341
Shareholder Report [Line Items]
Fund Name	Ultra Short-Term Municipal Income Fund
Class Name	Institutional Class
Trading Symbol	SMAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ultra Short-Term Municipal Income Fund for the period from July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$13	0.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[36]
AssetsNet	$ 1,072,067,882
Holdings Count | Holding	381
Advisory Fees Paid, Amount	$ 659,530
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,072,067,882
# of portfolio holdings	381
Portfolio turnover rate	22%
Total advisory fees paid	$659,530

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	5.0
AA/Aa	43.5
A/A	36.0
BBB/Baa	7.8
BB/Ba	1.3
CCC/Caa and below	0.2
Not Rated	6.2
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Credit Ratings Selection [Text Block]	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

JPMorgan Chase Putters/Drivers Trust Series 2025-5088, 1.57%, 4‑24‑2026	1.9
South Dakota HEFA Sanford Obligated Group Series D-2, 3.30%, 7‑1‑2055	1.9
Connecticut State HEFA Yale-New Haven Health Obligated Group Series C-2, 2.25%, 7‑1‑2060	1.9
Lee County IDA Health System, Inc. Obligated Group Series B, 3.86%, 4‑1‑2049	1.5
Port of Port Arthur Navigation District Motiva Enterprises LLC Series E, 2.57%, 11‑1‑2040	1.4
Board of Governors of Colorado State University System Series B, 2.42%, 3‑1‑2055	1.4
PFA Series VRS220, 2.60%, 2‑15‑2055	1.4
Indiana Finance Authority Duke Energy Indiana LLC Series A4, 2.55%, 12‑1‑2039	1.3
Roswell Housing Authority, 3.35%, 9‑1‑2027	1.2
Main Street Natural Gas, Inc. Series C, 4.00%, 8‑1‑2052	1.1

C000064975
Shareholder Report [Line Items]
Fund Name	Wisconsin Tax-Free Fund
Class Name	Class A
Trading Symbol	WWTFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Wisconsin Tax-Free Fund for the period from July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$33	0.64%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%	[37]
AssetsNet	$ 142,577,912
Holdings Count | Holding	153
Advisory Fees Paid, Amount	$ 210,037
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$142,577,912
# of portfolio holdings	153
Portfolio turnover rate	8%
Total advisory fees paid	$210,037

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	1.3
AA/Aa	28.8
A/A	39.9
BBB/Baa	24.8
BB/Ba	0.2
Not Rated	5.0
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Credit Ratings Selection [Text Block]	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Appleton RDA Fox Cities Performing Arts Center, Inc. Series B, 2.55%, 6‑1‑2036	5.3
Wisconsin HEFA Beloit Health System Obligated Group, 4.00%, 7‑1‑2036	2.8
Slinger RDA Village of Slinger Series A, 5.00%, 3‑1‑2045	2.7
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series B, 5.00%, 7‑1‑2044	2.4
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A, 5.50%, 12‑1‑2052	2.3
Wisconsin Housing & EDA Flats at Bishops Woods LP Series E, 4.75%, 6‑1‑2043	2.2
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C, 5.00%, 2‑15‑2047	2.2
Wisconsin Housing & EDA WHPC Madison Pool Project-2017 Obligated Group Series A, 4.85%, 7‑1‑2052	2.1
Ashwaubenon CDA County of Brown CAB, 0.00%, 6‑1‑2049	1.8
University of Wisconsin Hospitals & Clinics Authority Obligated Group Series B, 2.55%, 4‑1‑2048	1.8

C000176498
Shareholder Report [Line Items]
Fund Name	Wisconsin Tax-Free Fund
Class Name	Institutional Class
Trading Symbol	WWTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Wisconsin Tax-Free Fund for the period from July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$27	0.52%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%	[38]
AssetsNet	$ 142,577,912
Holdings Count | Holding	153
Advisory Fees Paid, Amount	$ 210,037
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$142,577,912
# of portfolio holdings	153
Portfolio turnover rate	8%
Total advisory fees paid	$210,037

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	1.3
AA/Aa	28.8
A/A	39.9
BBB/Baa	24.8
BB/Ba	0.2
Not Rated	5.0
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Credit Ratings Selection [Text Block]	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Appleton RDA Fox Cities Performing Arts Center, Inc. Series B, 2.55%, 6‑1‑2036	5.3
Wisconsin HEFA Beloit Health System Obligated Group, 4.00%, 7‑1‑2036	2.8
Slinger RDA Village of Slinger Series A, 5.00%, 3‑1‑2045	2.7
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series B, 5.00%, 7‑1‑2044	2.4
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A, 5.50%, 12‑1‑2052	2.3
Wisconsin Housing & EDA Flats at Bishops Woods LP Series E, 4.75%, 6‑1‑2043	2.2
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C, 5.00%, 2‑15‑2047	2.2
Wisconsin Housing & EDA WHPC Madison Pool Project-2017 Obligated Group Series A, 4.85%, 7‑1‑2052	2.1
Ashwaubenon CDA County of Brown CAB, 0.00%, 6‑1‑2049	1.8
University of Wisconsin Hospitals & Clinics Authority Obligated Group Series B, 2.55%, 4‑1‑2048	1.8

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